Liabilities to credit institutions	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Liabilities to credit institutions
Note 25 - Liabilities to credit institutions
The carrying amount of Polestar Group’s Liabilities to credit institutions as of December 31, 2023 and December 31, 2022 were as follows:

	As of December 31,
	2023	2022
Liabilities to credit institutions	(Restated)	(Restated)
Working capital loans from banks	1,923,755	1,300,108
Floorplan facilities	75,963	5,409
Sale-leaseback facilities	26,947	21,585
Total	$2,026,665	$1,327,102
Since Liabilities to credit institutions are short-term with a duration of twelve months or less, the carrying amount of each contract is deemed to be a reasonable approximation of fair value. The Group’s risk management policies related to Liabilities to credit institutions and other debt instruments are further detailed in Note 3 - Financial risk management of the Consolidated Financial Statements, as of, and for the year ended, December 31, 2023.
The Group had the following working capital loans outstanding as of December 31, 2023:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
EUR	February 2023 - February 2024	Secured[1]	3 month EURIBOR[2] plus 2.30% and an arrangement fee of 0.15%	400,104	442,795
USD	March 2023 - March 2024	Unsecured[3]	7.35% per annum, settled quarterly	100,000	100,000
CNY	March 2023 - March 2024	Unsecured[3]	12 month LPR[4] plus 0.05%, settled quarterly	260,000	36,617
CNY	April 2023 - April 2024	Unsecured[3]	12 month LPR[4] plus 0.05%, settled quarterly	11,430	1,610
CNY	May 2023 - May 2024	Unsecured[3]	12 month LPR[4] plus 0.45%, settled quarterly	231,000	32,533
CNY	June 2023 - June 2024	Unsecured[3]	12 month LPR[4] plus 1.3%, settled monthly	310,000	43,659
USD	August 2023 - August 2024	Unsecured[3]	3 month SOFR[5] plus 2.30%, settled quarterly	402,000	402,000
USD	August 2023 - August 2024	Secured[6]	12 month SOFR[5] plus 0.9%, settled quarterly	320,000	320,000
USD	August 2023 - August 2024	Unsecured[3]	12 month SOFR[5] plus 1.1%, settled quarterly	82,000	82,000
CNY	September 2023 - September 2024	Unsecured[3]	12 month LPR[4] plus 0.25%, settled quarterly	500,000	70,417
USD	September 2023 - September 2024	Unsecured[3]	12 month SOFR[5] plus 0.65%, settled quarterly	118,000	118,000
USD	September 2023 - September 2024	Secured[6]	12 month SOFR[5] plus 1.11%, settled semi-annual	100,000	100,000
CNY	October 2023 - October 2024	Unsecured[3]	12 month LPR[4] plus 0.15%, settled quarterly	200,000	28,167
CNY	December 2023 - December 2024	Unsecured[3]	12 month LPR[4] plus 1.05%, settled quarterly	92,000	12,957
USD	December 2023 - December 2024	Secured[6]	12 month SOFR[5] plus 1.70%, settled semi-annual	133,000	133,000
Total					$1,923,755
1 - New vehicle inventory financed via this facility is pledged as security for 100% of the outstanding principal under the facility, via first-ranking English law security over vehicles and transport documents, until repaid. This facility consists of individual loans that have a repayment period of 90 days, and includes a covenant tied to the Group’s liquidity levels.
2 - Euro Interbank Offered Rate ("EURIBOR").
3 - Letters of keep well from both Volvo Cars and Geely.
4 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
5 - Secured Overnight Financing Rate (“SOFR”).
6 - Secured by Geely.
The Group had the following working capital loans outstanding as of December 31, 2022:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
EUR	February 2022 - February 2023	Secured[1]	3 month EURIBOR[2] plus 2.1% and an arrangement fee of 0.15%	270,095	288,746
CNY	June 2022 - June 2023	Unsecured	12 month LPR[3] plus 1.25%, settled monthly	500,000	72,517
CNY	August 2022 - August 2023	Unsecured	12 month LPR plus 0.05%, settled quarterly	716,000	103,845
USD	August 2022 - August 2023	Unsecured	3 month LPR plus 2.3%, settled quarterly	147,000	147,000
USD	September 2022 - September 2023	Unsecured	3 month LPR plus 2.3%, settled quarterly	255,000	255,000
USD	September 2022 - September 2023	Secured[4]	4.48% per annum	133,000	133,000

USD	September 2022 - September 2023	Unsecured	3 month SOFR[5] plus 2.4%, settled quarterly	100,000	100,000
USD	December 2022 - December 2023	Unsecured[6]	7.5% per annum	200,000	200,000
Total					$1,300,108
1 - New vehicle inventory financed via this facility is pledged as security for 100% of the outstanding principal under the facility, via first-ranking English law security over vehicles and transport documents, until repaid. This facility consists of individual loans that have a repayment period of 90 days, and includes a covenant tied to the Group’s liquidity levels.
2 - Euro Interbank Offered Rate ("EURIBOR").
3 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
4 - Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
5 - Secured Overnight Financing Rate (“SOFR”).
6 - Letters of keep well from both Volvo Cars and Geely.
Floorplan facilities
In the ordinary course of business, Polestar, on a market by market basis, enters into multiple low value credit facilities with various financial service providers to fund operations related to vehicle sales. These facilities provide access to credit with the option to renew as mutually determined by Polestar Group and the financial service provider. The facilities are partially secured by the underlying assets on a market-by-market basis. As of December 31, 2023 and December 31, 2022, the aggregate amount outstanding under these arrangements was $120,840 and $22,541, respectively.
The Group maintains one such facility with the related party Volvo Cars Financial Services UK that is presented separately in Interest-bearing current liabilities - related parties within the Consolidated Statement of Financial Position. Of the amounts above, the aggregate amount outstanding as of December 31, 2023 and December 31, 2022 due to related parties amounted to $44,877 and $17,132, respectively. Refer to Note 27 - Related party transactions for further details.
Sale-leaseback facilities
Polestar has also entered into contracts to sell vehicles and then lease such vehicles back for a period of up to twelve months. At the end of the leaseback period, Polestar is obligated to repurchase the vehicles. Accordingly, the consideration received for these transactions was recorded as a financing transaction. As of December 31, 2023 and December 31, 2022, the aggregate amount outstanding under these arrangements was $26,947 and $21,585, respectively.